Schedule of Impaired Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Unpaid principal balance (contractual obligation from customer)	$ 6,889	$ 10,035	$ 11,888
Charge-offs and payments applied	(188)	(509)	(72)
Gross value before related allowance	6,701	9,526	11,816
Related allowance	(1,835)	(1,825)	(1,698)
Value after allowance	$ 4,866	$ 7,701	$ 10,118